Subsequent Events (Tender Offer) (Details) (Subsequent Event [Member], Unsecured Debt [Member], USD $) In Thousands, unless otherwise specified	Jan. 15, 2014
Subsequent Event [Line Items]
Principal Amount Outstanding	$ 104,602
Principal Amount Validly Tendered	57,650
7.97% Senior Unsecured Notes due August 14, 2026 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	10,000
Principal Amount Validly Tendered	7,138
Stated Interest Rates	7.97%
7.65% Senior Unsecured Notes due November 2, 2026 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	25,000
Principal Amount Validly Tendered	15,362
Stated Interest Rates	7.65%
7.68% Senior Unsecured Notes due November 2, 2026 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	10,000
Principal Amount Validly Tendered	10,000
Stated Interest Rates	7.68%
7.68% Senior Unsecured Notes due November 2, 2026 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	9,602
Principal Amount Validly Tendered	4,467
Stated Interest Rates	7.68%
6.90% Senior Unsecured Notes due February 15, 2028 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	25,000
Principal Amount Validly Tendered	14,356
Stated Interest Rates	6.90%
6.90% Senior Unsecured Notes due February 15, 2028 [Member]
Subsequent Event [Line Items]
Principal Amount Outstanding	25,000
Principal Amount Validly Tendered	$ 6,327
Stated Interest Rates	6.90%